Ned Davis Research 360° Dynamic Allocation ETF

  Schedule of Investments

  December 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 98.6%	Shares	Value
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	7,643	$149,268
iShares Broad USD High Yield Corporate Bond ETF	2,555	95,544
iShares Core MSCI EAFE ETF	3,362	300,764
iShares Core MSCI Emerging Markets ETF	5,993	402,849
iShares Core S&P Small-Cap ETF	410	49,274
iShares J.P. Morgan USD Emerging Markets Bond ETF	1,042	100,324
Vanguard Growth ETF	819	399,557
Vanguard Intermediate-Term Corporate Bond ETF	1,141	95,559
Vanguard S&P 500 ETF	536	336,142
		1,929,281

TOTAL EXCHANGE TRADED FUNDS (Cost $1,702,922)		1,929,281

SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.67%(a)	26,617	26,617

TOTAL SHORT-TERM INVESTMENTS (Cost $26,617)		26,617

TOTAL INVESTMENTS - 100.0% (Cost $1,729,539)		$1,955,898
Liabilities in Excess of Other Assets - 0.0%(b)		(776)
TOTAL NET ASSETS - 100.0%		$1,955,122

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2025.
(b)	Does not round to 0.1% or (0.1)%, as applicable.